Stock Options and Stock-Based Compensation (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 02, 2016	Dec. 18, 2015	Dec. 31, 2012	Dec. 31, 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 0		$ 0	$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award Estimated Fair Value of Stock Price (in dollars per share)	$ 3.50		$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in dollars)	$ 63,800	$ 88,435	$ 267,638	$ 288,995
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0	$ 5.75	$ 0.155	$ 0.207
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Expected Term	2 years 2 months 8 days		2 years 3 months 18 days
Share Based Compensation Arrangement By Share Based Payment Award Options Nonvested And Expected To Vest Fair Value	$ 638,004		$ 722,521
Common Stock, Capital Shares Reserved for Future Issuance	500,000					300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					500,000
Equity Incentive Plan 2002 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)							166,000	18,000
Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			200,000